Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2019
Prospectus Date	rr_ProspectusDate	Jun. 30, 2019
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL ESG EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone International ESG Equity Fund (the “Fund”) (formerly, the Touchstone Premium Yield Equity Fund) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds if you and your family invest, or agree to invest in the future, at least $25,000 in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 13 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds if you and your family invest, or agree to invest in the future, at least $25,000 in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies that meet certain financial and environmental, social, and governance ("ESG") criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds that invest in equity securities.

The Fund’s sub-advisor, Rockefeller & Co. LLC (“Rockefeller”), selects investments for the Fund based on an evaluation of a company’s financial condition and its ESG practices. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company's long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. Rockefeller analyzes the potential ESG opportunities and risks of a company, considers how well the company manages these opportunities and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices. Through this evaluation and ongoing engagement, Rockefeller seeks to support and encourage the company’s progress toward sustainability.

The Fund invests in securities of any size, but generally focuses on larger, more established companies. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of July 30, 2019, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the marke

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group

ESG Investing Risk: The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World ex-USA Index, the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On August 23, 2019, the Fund changed its name, principal investment strategies, and sub-advisor. Consequently, prior period performance would have been different if the Fund had not been managed by the prior sub-advisor using such sub-advisor’s premium yield equity strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International ESG Equity Fund— Class A Shares Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 13.77%	Worst Quarter: First Quarter 2009 (13.74)%
		The year-to-date return for the Fund’s Class A shares as of June 30, 2019 is 12.11%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018(1)	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | MSCI All Country World ex-USA Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-USA Index(2) (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(14.20%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.68%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[2]
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | Russell 3000® Value Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index(2) (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(8.58%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.77%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.12%	[2]
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | Dow Jones U.S. Select Dividend Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index(2) (reflects no deductions for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.94%)	[2]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.26%	[2]
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | CLASS A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%	[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 30, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,106
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	10.59%
Annual Return 2011	rr_AnnualReturn2011	15.25%
Annual Return 2012	rr_AnnualReturn2012	6.93%
Annual Return 2013	rr_AnnualReturn2013	21.68%
Annual Return 2014	rr_AnnualReturn2014	11.34%
Annual Return 2015	rr_AnnualReturn2015	(10.50%)
Annual Return 2016	rr_AnnualReturn2016	17.42%
Annual Return 2017	rr_AnnualReturn2017	12.43%
Annual Return 2018	rr_AnnualReturn2018	(9.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.11%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.68%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	8.28%
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | CLASS A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	7.05%
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.96%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	6.71%
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | CLASS C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 30, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	639
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,107
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	8.12%
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | CLASS Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%	[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 30, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.23%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	9.19%
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 30, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,204

[1]	Returns are not presented for Institutional Class shares. That share class commenced operations on August 23, 2019. Performance information for Institutional Class shares will be shown when that share class has a full calendar year of operations.
[2]	The Fund changed its benchmarks from the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index to the MSCI All Country World Index ex-USA on August 23, 2019, in conjunction with the Fund's name change and change in principal investment strategies and sub-advisor.
[3]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
[4]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective August 23, 2019.
[5]	Other Expenses for Class A, Class C and Class Y shares have been restated to reflect fee and expense amounts expected to be in effect from August 23, 2019 through the Fund's fiscal year ending September 30, 2019. Other Expenses for Institutional Class shares are estimated based on fees and expenses incurred by other similar funds within the Touchstone fund complex during the most recent fiscal year. Institutional Class shares are expected to commence operations on August 23, 2019.
[6]	Total Annual Fund Operating Expenses have been restated to reflect a contractual change in the Fund's Investment Advisory Agreement effective August 23, 2019 and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended September 30, 2018.
[7]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.17%, 1.95%, 0.90%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through August 30, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[8]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended September 30, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect August 23, 2019.